Cost of materials	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Cost of materials

8. Cost of materials

Cost of materials consist of the following:

	For the year ended
€ thousand	December 31, 2023	December 31, 2022	December 31, 2021
Raw materials and consumables used	14,492	13,007	7,736
Costs for services purchased	2,279	2,427	2,888
Total	16,771	15,434	10,624

Included in the cost of materials are write-downs for the year ended December 31, 2023, in the amount of €9,569 thousand (2022: €5,601 thousand, 2021: €2,039).The write-downs for the year ended December 31, 2023, refer mainly to materials relevant for production of HAWK. The write-downs on HAWK materials result from general decision on the HAWK solution and the underlying AIR Technology (refer to Note 17). The write-downs for the year ended December 31, 2022, refer to materials relevant for production of CONDOR Mk1, CONDOR Mk2 and CONDOR MEO. The write-downs for the year ended December 31, 2021, refer to materials relevant for production of CONDOR Mk1 and CONDOR Mk2. The corresponding raw materials were written down to their recoverable amount.